Allowance for credit losses on loans	6 Months Ended
Sep. 30, 2021
Allowance for credit losses on loans
5. Allowance for credit losses on loans
The MHFG Group divides its overall portfolio into domestic and foreign portfolios, and categorizes the domestic portfolio into four portfolio segments according to their risk profiles: corporate, retail, sovereign, and banks and financial institutions. When management estimates current expected credit losses to determine the allowance for credit losses, small balance, homogeneous loans are classified in the retail portfolio segment, and loans other than these are classified in the corporate portfolio segment. The corporate portfolio segment consists of loans originated primarily by MHBK and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The corporate portfolio segment also includes loans of subsidiaries other than MHBK and MHTB, such as consolidated VIEs and overseas subsidiaries. The corporate portfolio segment is divided into two classes based on their risk characteristics: large companies, and small and medium-sized
companies. The retail portfolio segment consists mainly of residential mortgage loans originated by MHBK, and it is divided into two classes based on their risk characteristics: housing loan and others. See Note 1 “Basis of presentation” for further details of the methodology used to determine the allowance for credit losses on loans and Note 4 “Loans” for further details of obligor ratings and pool allocations.
Changes in Allowance for credit losses on loans by portfolio segment for the six months ended September 30, 2020 and 2021 are shown below:

	Corporate	Retail	Total

	(in millions of yen)
Six months ended September 30, 2020
Balance at beginning of period	413,026	27,829	440,855

April 1, 2020 adoption of CECL	77,514	78,241	155,755

Adjusted Balance at beginning of period	490,540	106,070	596,610

Provision (credit) for credit losses on loans	64,133	(11,051)	53,082

Charge-offs	(28,417)	(3,446)	(31,863)
Recoveries	5,260	479	5,739

Net charge-offs	(23,157)	(2,967)	(26,124)

Others (Note)	(997)	(45)	(1,042)

Balance at end of period	530,519	92,007	622,526

Six months ended September 30, 2021
Balance at beginning of period	562,470	88,379	650,849

Provision (credit) for credit losses on loans	49,695	(1,490)	48,205

Charge-offs	(38,473)	(2,423)	(40,896)
Recoveries	5,827	664	6,491

Net charge-offs	(32,646)	(1,759)	(34,405)

Others (Note)	579	—	579

Balance at end of period	580,098	85,130	665,228

Note: Others includes primarily foreign exchange translation.